Stock-Based Compensation - Stock Options Narrative (Details) $ / shares in Units, $ in Millions	1 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($)	Dec. 31, 2021 USD ($) employee $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average grant date fair value of options granted (in usd per share) | $ / shares				$ 2.02	$ 20.06
Unrecognized stock-based compensation expense, options			$ 1.1
Weighted-average period for recognition			1 year 4 months 24 days
Forgiveness of receivable		$ 0.6			$ 5.2
Stockholders
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interest rate						1.90%
Notes receivable		$ 2.7				$ 2.7
Forgiveness of receivable					1.1
Repayment of stockholder notes receivable					1.6
Chief Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interest rate						2.90%
Notes receivable					362.1
Forgiveness of receivable					1.8
Shares surrendered in satisfaction of related party notes receivable | shares	7,797,980
Collection of receivable	$ 365.4				2.5
Service-based vesting stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term			10 years
Intrinsic value of options exercised			$ 132.6	$ 0.7	$ 156.6
Options granted (in shares) | shares			0
Unrecognized stock-based compensation expense, options			$ 17.6
Weighted-average period for recognition			2 years 9 months 18 days
Service-based vesting stock options | Valuation Technique, Black Scholes Option Pricing Model
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares) | shares				1,304,290
Service-based vesting stock options | Valuation Technique, Binomial Option Pricing Model
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted (in shares) | shares				22,399,888
Service, performance and market-based vesting stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractual term			10 years
Options granted (in shares) | shares			0
Unrecognized stock-based compensation expense, options			$ 11.3
Weighted-average period for recognition			1 year 6 months
Options modified (in shares) | shares			12,600,000
Options modified, number of employees | employee			38
Options modified, weighted-average fair value (in usd per share) | $ / shares			$ 3.19
Options modified, increase in weighted-average fair value (in usd per share) | $ / shares			$ 1.40
Options, performance based conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value assumptions, suboptimal exercise factor			2.5
Fair value assumptions, post-vesting forfeiture rate			10.00%
Options, performance and market based conditions
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value assumptions, suboptimal exercise factor			2.5
Minimum | Service-based vesting stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years
Minimum | Service, performance and market-based vesting stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			3 years
Maximum | Service-based vesting stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			5 years
Maximum | Service, performance and market-based vesting stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period			5 years